STANDISH, AYER & WOOD INVESTMENT TRUST
                                One Boston Place
                           Boston, Massachusetts 02108


                                   May 5, 2003


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Standish, Ayer & Wood Investment Trust (the "Trust")
            (File Nos. 33-8214 and 811-4813)


Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of combined prospectus and statement of additional information for each of the (1) Standish Group of Fixed Income Funds, which includes Standish Fixed Income Fund, Standish Investment Grade Bond Fund, Standish High Yield Bond Fund, Standish Short-Term Asset Reserve Fund and Standish Short-Term Fixed Income Fund, (2) Standish Group of Global Fixed Income Funds, which includes Standish International Fixed Income Fund, Standish International Fixed Income Fund II and Standish Global Fixed Income Fund, (3) Standish Crossover Bond Fund, Standish Opportunistic High Yield Fund and Standish Opportunistic Emerging Markets Debt Fund, and (4) Standish International Fixed Income Fund (Service Class), that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 109 (amendment No. 113 under the Investment Company Act of 1940) to the Trust's registration statement on Form N-1A (Accession No. 0001145443-03-000663). Post-Effective Amendment No. 109 was filed electronically with the Securities and Exchange Commission on April 30, 2003.

      If you have any questions or comments concerning this filing, please contact Charles. F. McCain, Esq., counsel to the Trust, at (617) 526-6276 (collect).

                                Very truly yours,
                                Standish, Ayer & Wood Investment Trust

                                /s/ Denise B. Kneeland
                                ----------------------
                                Denise B. Kneeland
                                Assistant Vice President


                                      - 1 -